Commitments and Contingencies (Details) - Schedule of capital commitments outstanding - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of capital commitments outstanding [Abstract]
Contracted for payable of student related uniform, luggage, and teaching materials	¥ 26,707	¥ 21,044